Expense Example	Sep. 30, 2026 USD ($)
Astoria US Equal Weight Quality Kings ETF | Astoria US Equal Weight Quality Kings ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Astoria International Quality Growth Kings ETF | Astoria International Quality Growth Kings ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	726
Astoria US Quality Growth Kings ETF | Astoria US Quality Growth Kings ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
EA Astoria Beacon Dynamic Core US Fixed Income ETF | EA Astoria Beacon Dynamic Core US Fixed Income ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	$ 689